GENERAL	6 Months Ended
Jun. 30, 2015
GENERAL [Abstract]
GENERAL

NOTE 1       -       GENERAL

Basis for Presentation

The condensed interim consolidated financial statements of Tower Semiconductor Ltd. (“Tower”) include the financial statements of Tower and its wholly-owned subsidiaries, collectively referred to as the “Company”.

The interim consolidated financial statements are presented in accordance with U.S. generally accepted accounting principles (“US GAAP”).

The unaudited condensed interim consolidated financial statements as of June 30, 2015 of the Company should be read in conjunction with the audited consolidated financial statements of the Company as of December 31, 2014 and for the year then ended, including the notes thereto.

The Company's consolidated financial statements include TPSCo's balance sheet since March 31, 2014 and TPSCo's results of operations from April 1, 2014. The Company's consolidated financial statements are presented after elimination of inter-company transactions and balances.

In the opinion of management, the interim financial statements include all adjustments necessary for a fair presentation of the financial position and results of operations as of the date and for the interim periods presented. The results of operations for the interim periods are not necessarily indicative of the results to be expected on a full-year basis.